SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Revenue	$ 1,255	$ 9,748	$ 21,939	$ 19,277
Mr Ting Kin Cheung [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Revenue	58	452	416	449
Mr Wong [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Revenue				13
Mr Wie Hon Tan [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Revenue				2
Aurum Hill Limited [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Revenue				101
Securities Brokerage Commission Income [Member] | Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Revenue	55	421	466
Securities Brokerage Commission Income [Member] | Mr.Cheung [Member]
Related Party Transaction [Line Items]
Revenue	11	89
Asset Management Services [Member] | Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Revenue	$ 174	$ 1,350	$ 1,003	$ 3,120